ALTSHARES TRUST

AltShares Merger Arbitrage ETF (the “Fund”)

Supplement dated June 7, 2024 to the Prospectus of the Fund dated
September 28, 2023 (the “Prospectus”), the Statement of Additional
Information of the Fund dated September 28, 2023 (the “SAI”), and the
Summary Prospectus of the Fund, dated September 28, 2023

The supplement filed and dated May 31, 2024 to the Fund’s Prospectus, SAI and Summary Prospectus is hereby retracted and withdrawn.